Commitments - Summary of Lease Commitments (Detail) - SGD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Lease Commitments [Line Items]
Lease commitments	$ 2,839	$ 3,678	$ 15,008
Payable within one year [Member]
Disclosure Of Lease Commitments [Line Items]
Lease commitments	1,767	2,259	11,233
Payable in the second to fifth year inclusive [Member]
Disclosure Of Lease Commitments [Line Items]
Lease commitments	$ 1,072	$ 1,419	$ 3,775